UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

May 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance

Focused Growth Opportunities Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 2.7%
Raytheon Co.	38,918	$5,046,497

		$5,046,497

Beverages — 2.1%
Constellation Brands, Inc., Class A	26,340	$4,033,971

		$4,033,971

Biotechnology — 4.7%
Celgene Corp.(1)	32,022	$3,378,961
Gilead Sciences, Inc.	41,278	3,593,663
Vertex Pharmaceuticals, Inc.(1)	21,450	1,998,068

		$8,970,692

Building Products — 2.0%
Fortune Brands Home & Security, Inc.	63,947	$3,751,770

		$3,751,770

Capital Markets — 3.5%
Charles Schwab Corp. (The)	216,077	$6,607,635

		$6,607,635

Chemicals — 1.5%
RPM International, Inc.	55,848	$2,803,011

		$2,803,011

Commercial Services & Supplies — 2.2%
Tyco International PLC	100,106	$4,266,518

		$4,266,518

Communications Equipment — 1.9%
Palo Alto Networks, Inc.(1)	26,942	$3,514,853

		$3,514,853

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	16,200	$2,410,074
Sprouts Farmers Market, Inc.(1)	110,169	2,727,784

		$5,137,858

Food Products — 3.2%
Blue Buffalo Pet Products, Inc.(1)	114,321	$2,954,054
Pinnacle Foods, Inc.	76,690	3,230,950

		$6,185,004

Health Care Equipment & Supplies — 4.8%
Medtronic PLC	60,336	$4,855,841
Zimmer Biomet Holdings, Inc.	35,675	4,356,274

		$9,212,115

Household Durables — 3.0%
Newell Brands, Inc.	120,643	$5,753,465

		$5,753,465

Internet & Catalog Retail — 8.1%
Amazon.com, Inc.(1)	14,829	$10,718,253
Priceline Group, Inc. (The)(1)	3,778	4,776,639

		$15,494,892

1

Security	Shares	Value
Internet Software & Services — 14.7%
Alphabet, Inc., Class C(1)	17,313	$12,737,520
Facebook, Inc., Class A(1)	84,015	9,981,822
GrubHub, Inc.(1)	106,690	2,730,197
Twitter, Inc.(1)	167,539	2,549,944

		$27,999,483

IT Services — 3.3%
Visa, Inc., Class A	80,773	$6,376,221

		$6,376,221

Machinery — 1.4%
WABCO Holdings, Inc.(1)	24,884	$2,684,984

		$2,684,984

Media — 4.7%
Time Warner, Inc.	69,700	$5,273,502
Walt Disney Co. (The)	37,306	3,701,501

		$8,975,003

Oil, Gas & Consumable Fuels — 1.8%
Devon Energy Corp.	94,238	$3,401,049

		$3,401,049

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	38,291	$3,514,348

		$3,514,348

Pharmaceuticals — 8.1%
Allergan PLC(1)	21,432	$5,052,594
Bristol-Myers Squibb Co.	69,344	4,971,965
Johnson & Johnson	47,832	5,390,188

		$15,414,747

Road & Rail — 1.8%
Norfolk Southern Corp.	41,044	$3,450,159

		$3,450,159

Semiconductors & Semiconductor Equipment — 4.4%
Broadcom, Ltd.	20,069	$3,097,851
NXP Semiconductors NV(1)	56,321	5,321,771

		$8,419,622

Software — 4.4%
Microsoft Corp.	62,562	$3,315,786
salesforce.com, inc.(1)	61,184	5,121,713

		$8,437,499

Specialty Retail — 4.6%
Lowe’s Cos., Inc.	109,522	$8,775,998

		$8,775,998

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	60,767	$6,068,193

		$6,068,193

Tobacco — 2.2%
Philip Morris International, Inc.	42,428	$4,186,795

		$4,186,795

Total Common Stocks (identified cost $166,899,990)		$188,482,382

2

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.51%(2)	$2,577	$2,576,640

Total Short-Term Investments (identified cost $2,576,640)		$2,576,640

Total Investments — 100.1% (identified cost $169,476,630)		$191,059,022

Other Assets, Less Liabilities — (0.1)%		$(266,741)

Net Assets — 100.0%		$190,792,281

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2016 was $3,744.

The Fund did not have any open financial instruments at May 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$170,597,445

Gross unrealized appreciation	$26,490,436
Gross unrealized depreciation	(6,028,859)

Net unrealized appreciation	$20,461,577

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$188,482,382	*	$—	$—	$188,482,382
Short-Term Investments	—		2,576,640	—	2,576,640
Total Investments	$188,482,382		$2,576,640	$—	$191,059,022

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 29, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Focused Value Opportunities Fund

May 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Aerospace & Defense — 2.7%
United Technologies Corp.	17,407	$1,750,796

		$1,750,796

Air Freight & Logistics — 3.1%
C.H. Robinson Worldwide, Inc.	27,482	$2,060,600

		$2,060,600

Banks — 8.7%
JPMorgan Chase & Co.	42,364	$2,765,098
Wells Fargo & Co.	57,502	2,916,502

		$5,681,600

Capital Markets — 8.7%
Charles Schwab Corp. (The)	75,120	$2,297,170
Credit Suisse Group AG	82,533	1,136,438
Invesco, Ltd.	71,764	2,253,390

		$5,686,998

Chemicals — 2.9%
PPG Industries, Inc.	17,475	$1,881,708

		$1,881,708

Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	35,072	$1,785,165

		$1,785,165

Electric Utilities — 4.2%
NextEra Energy, Inc.	23,029	$2,766,243

		$2,766,243

Energy Equipment & Services — 2.4%
Schlumberger, Ltd.	20,256	$1,545,533

		$1,545,533

Food & Staples Retailing — 2.4%
Kroger Co. (The)	44,760	$1,600,617

		$1,600,617

Food Products — 3.2%
General Mills, Inc.	33,585	$2,108,466

		$2,108,466

Health Care Equipment & Supplies — 2.8%
Medtronic PLC	22,933	$1,845,648

		$1,845,648

Health Care Providers & Services — 1.9%
McKesson Corp.	6,713	$1,229,419

		$1,229,419

Security	Shares	Value
Industrial Conglomerates — 4.1%
General Electric Co.	88,034	$2,661,268

		$2,661,268

Insurance — 7.2%
American Financial Group, Inc.	26,703	$1,956,796
Chubb, Ltd.	16,578	2,098,940
MetLife, Inc.	14,949	680,927

		$4,736,663

Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	8,444	$1,281,546

		$1,281,546

Multi-Utilities — 2.7%
Sempra Energy	16,259	$1,741,664

		$1,741,664

Oil, Gas & Consumable Fuels — 10.1%
Chevron Corp.	25,164	$2,541,564
EOG Resources, Inc.	15,278	1,243,018
Occidental Petroleum Corp.	22,068	1,664,810
Royal Dutch Shell PLC, Class B ADR	24,680	1,203,890

		$6,653,282

Pharmaceuticals — 8.2%
Eli Lilly & Co.	19,032	$1,427,971
Johnson & Johnson	24,999	2,817,137
Teva Pharmaceutical Industries, Ltd. ADR	21,997	1,140,985

		$5,386,093

Real Estate Investment Trusts (REITs) — 3.1%
Equity Residential	29,746	$2,058,721

		$2,058,721

Software — 7.8%
Microsoft Corp.	50,188	$2,659,964
Oracle Corp.	61,634	2,477,687

		$5,137,651

Specialty Retail — 4.1%
Home Depot, Inc. (The)	20,398	$2,694,984

		$2,694,984

Tobacco — 3.7%
Reynolds American, Inc.	48,329	$2,401,951

		$2,401,951

Total Common Stocks (identified cost $59,278,816)		$64,696,616

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.51%(1)	$708	$708,130

Total Short-Term Investments (identified cost $708,130)		$708,130

Total Investments — 99.8% (identified cost $59,986,946)		$65,404,746

Other Assets, Less Liabilities — 0.2%		$133,528

Net Assets — 100.0%		$65,538,274

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2016 was $490.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open financial instruments at May 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,456,416

Gross unrealized appreciation	$5,980,829
Gross unrealized depreciation	(1,032,499)

Net unrealized appreciation	$4,948,330

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,694,984	$—		$—	$2,694,984
Consumer Staples	6,111,034	—		—	6,111,034
Energy	8,198,815	—		—	8,198,815
Financials	17,027,544	1,136,438		—	18,163,982
Health Care	9,742,706	—		—	9,742,706
Industrials	6,472,664	—		—	6,472,664
Information Technology	5,137,651	—		—	5,137,651
Materials	1,881,708	—		—	1,881,708
Telecommunication Services	1,785,165	—		—	1,785,165
Utilities	4,507,907	—		—	4,507,907
Total Common Stocks	$63,560,178	$1,136,438	*	$—	$64,696,616
Short-Term Investments	$—	$708,130		$—	$708,130
Total Investments	$63,560,178	$1,844,568		$—	$65,404,746

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 29, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2016